Subsequent Events (Details Narrative) - USD ($)		1 Months Ended
	Apr. 26, 2026	Apr. 30, 2026	Feb. 28, 2026	Jan. 31, 2026	May 13, 2026	Mar. 31, 2026	Jan. 01, 2026	Dec. 31, 2025
Subsequent Event [Line Items]
Non-refundable deposit						$ 990,000		$ 915,000
New Era Energy Digital Inc [Member] | Senior Secured Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Interest rate				10.00%
Maturity date				Jun. 30, 2026
Texas Critical Data Centers LLC [Member]
Subsequent Event [Line Items]
Membership interest percentage sold				50.00%		50.00%
Non-refundable deposit								$ 150,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Gross proceeds			$ 125,000,000
Contract value					$ 950,000,000
Subsequent Event [Member] | Six Percentage Convertible Senior Notes [Member] | Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Note principal amount	$ 350.0
Interest rate	6.00%
Conversion price	$ 48.24
Maturity date	May 01, 2031
Subsequent Event [Member] | New Era Energy Digital Inc [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Shares issued		893,724
Subsequent Event [Member] | New Era Energy Digital Inc [Member] | Senior Secured Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Proceeds from notes receivable		$ 50,000,000.0
Subsequent Event [Member] | Texas Critical Data Centers LLC [Member]
Subsequent Event [Line Items]
Membership interest percentage sold							50.00%
Consideration amount				$ 70,000,000.0